Note 3 - Segment and Geographical Information - Summary of Net Revenues by Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenues	$ 27,295	$ 16,234	$ 22,731	$ 56,414	$ 42,709	$ 53,239	$ 41,775	$ 36,956	$ 122,674	$ 174,679	$ 180,045
Latin America [Member]
Net revenues									43,389	64,627	91,833
Africa [Member]
Net revenues									27,132	28,203	21,482
Europe [Member]
Net revenues									17,950	22,102	18,509
Asia Pacific [Member]
Net revenues									16,696	18,321	21,587
North America [Member]
Net revenues									9,521	27,953	19,029
Middle East [Member]
Net revenues									3,187	7,347	3,728
Other [Member]
Net revenues									$ 4,799	$ 6,126	$ 3,877